Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [line items]
Summary of Provisions

	2023	2022
(in $ millions)	$	$
Site restoration	25	24
Legal	32	32
	57	56

	2023	2022
(in $ millions)	$	$
Non-current	18	18
Current	39	38
	57	56

Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
i)
Site restoration

	2023	2022
(in $ millions)	$	$
Balance at January 1	24	21
Provisions made during the year	1	2
Provisions reversed during the year	*	(1)
Effect of movements in exchange rates	*	2
Balance at December 31	25	24

Legal proceedings provision [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
ii)
Legal

	2023	2022
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	*	*
Provisions reversed during the year	*	*
Effect of movements in exchange rates	*	*
Balance at December 31	32	32

* Amounts less than $1 million